Other accruals and liabilities - Caption (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Other Accruals And Liabilities [Line Items]
Lease liabilities	$ 7,839	$ 7,503
Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Other Accruals And Liabilities [Line Items]
Accrual of capital expenditure	20,147	8,139
Workers' profit sharing payable (b)	17,311	12,793
Interests payable, see note 23	16,840	16,840
Accrual of operating costs (c)	15,938	11,238
Lease liabilities	330	596
Total	70,566	49,606
Classification by maturity:
Current portion	70,526	49,301
Non-current portion	40	305
Total	$ 70,566	$ 49,606